Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,326,569)	$ (1,065,486)	$ (2,090,694)	$ (6,369,245)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	298,789	308,114	410,690	185,565
Loss on disposal of fixed assets	1,145		362
Provision for (reversal of) bad debts	8,140	(10,250)	(47,762)	45,953
(Reversal of) provision for inventory reserve	(3,523)	8,558	7,770	54,899
Operating lease expense	439,723	618,085	817,179	837,425
Stock-based compensation	278,655	278,655	371,540	371,540
Deferred tax		1,481	15,152	1,858
Impairment loss				3,823,770
Government grant income	(124,177)	(284,321)	(369,857)
Changes in assets and liabilities:
Accounts receivable	(32,283)	313,060	564,502	(425,961)
Accounts receivable - related party	(169,443)	(11,434)	(86,551)	(42)
Other receivables and prepaid expenses	(54,053)	(18,596)	(132,455)	109,439
Advances to suppliers	116,119	133,520	133,513	103,016
Inventory	(71,359)	(186,658)	36,240	150,872
Security deposit	83,152
Accounts payable	235,498	233,112	93,682	(71,153)
Accounts payable - related party	(1,751)	(162,768)	(159,843)	140,608
Unearned revenue	205,852	347,347	37,275	(24,401)
Taxes payable	59,984	12,273	(52,010)	(137,711)
Payment of lease liability	(607,312)	(500,056)	(779,599)	(710,865)
Accrued liabilities and other payables	214,480	(136,638)	(161,393)	289,868
Net cash used in operating activities	(548,130)	(219,874)	(1,392,259)	(1,624,565)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash disposed at disposal of subsidiary		(3,341)	(3,319)
Cash acquired at acquisition of subsidiary				446,381
Purchase of property and equipment	(245,009)	(212,607)	(295,487)	(156,723)
Cash received on disposal of fixed assets	88
Purchase of intangible asset	(2,778)	(2,608)	(4,032)
Payment for acquisition of subsidiary				(3,812,027)
Net cash used in investing activities	(247,699)	(218,556)	(302,838)	(3,522,369)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in advance from related parties	765,118	(79,072)	1,048,409	(2,389,593)
Proceeds from government grant	124,177	284,321	369,857
Capital contribution		142,200	142,200
Net cash provided by financing activities	889,295	347,449	1,560,466	(2,389,593)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	7,886	(30,584)	(18,303)	(444,426)
NET INCREASE (DECREASE) IN CASH & RESTRICTED CASH	101,352	(121,565)	(152,934)	(7,980,953)
CASH & RESTRICTED CASH, BEGINNING OF PERIOD	466,966	619,900	619,900	8,600,853
CASH & RESTRICTED CASH, END OF PERIOD	568,318	498,335	466,966	619,900
Supplemental Cash flow data:
Income tax paid	527	4,398	4,367	71,163
Interest paid
Related Party [Member]
Changes in assets and liabilities:
Prepaid expense - related party	$ (99,197)	$ (97,872)